Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 017 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Amounts per Financial Statements	$ 6,310,515
Difference	(51,146)
Amounts per Form 5500	6,259,369
Amounts per Financial Statements	21,839
Difference	21,839
Amounts per Form 5500	0
Amounts per Financial Statements	78,479
Difference	(72,985)
Amounts per Form 5500	$ 5,494	$ 5,823